BORROWINGS	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
BORROWINGS	BORROWINGS
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, and non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in the United States and Europe consist of both fixed and floating interest rate debt indexed to the London Interbank Offered Rate (“LIBOR”) and the Euro Interbank Offered Rate (“EURIBOR”). The company uses interest rate swap agreements in the United States to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (“IPC”), Colombia inflation rate, plus a margin.
It is currently expected that Secured Overnight Financing Rate (“SOFR”) will replace US$ LIBOR, Sterling Overnight Index Average (“SONIA”) will replace £ LIBOR, and Euro Short-term Rate (“€STR”) will replace € LIBOR. £ LIBOR and € LIBOR replacement is expected to be effective prior to December 31, 2021. US$ LIBOR replacement is expected to become effective prior to June 30, 2023. As at December 31, 2020, none of the company’s floating rate borrowings have been impacted by these reforms.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2020				December 31, 2019
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings
Hydroelectric	4.9	8	$5,412	$6,108	6.1	9	$5,153	$5,525
Wind	3.8	10	3,041	3,428	4.1	10	2,982	3,095
Solar	3.4	12	3,480	4,038	5.0	12	2,813	2,953
Energy transition	3.8	12	926	1,021	4.0	5	1,012	1,031
Total	4.1	10	12,859	$14,595	5.2	10	11,960	$12,604
Add: Unamortized premiums(1)			56				84
Less: Unamortized financing fees(1)			(93)				(86)
Less: Current portion			(886)				(605)
			$11,936				$11,353
(1)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
Future repayments of the company’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2021	2022	2023	2024	2025	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$213	$526	$381	$380	$363	$3,549	$5,412
Wind	207	207	423	180	180	1,844	3,041
Solar	397	161	468	164	170	2,120	3,480
Energy transition	69	63	146	43	37	568	926
	$886	$957	$1,418	$767	$750	$8,081	$12,859
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2020	2019
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(86)	$(66)
Additional financing fees	(15)	(27)
Amortization of financing fees	5	5
Foreign exchange translation and other	3	2
Unamortized financing fees, end of year	$(93)	$(86)
In March 2020, the company completed a refinancing of COP 200 billion ($50 million). The debt, drawn in two tranches, bears interest at the applicable base rate plus an average margin of 2.36% and matures in March 2027.
In March 2020, the company completed a financing totaling $246 million associated with a wind portfolio in the United States. The debt bears interest at a fixed rate of 3.28% and matures in 2037.
In May 2020, the company completed a bridge financing totaling R$250 million ($46 million) associated with a solar development project in Brazil. The loan bears a variable interest rate at the applicable rate plus 3.15% and matures in 2021.
In June 2020, the company completed a refinancing of €463 million ($517 million) associated with a solar portfolio in Spain. The debt is comprised both fixed and variable interest rate tranches and bears an average interest rate of 2.66%. The debt matures in 2037.
In August 2020, the company completed a bond financing associated with the Colombian business totaling COP 450 billion ($120 million). The bonds are comprised of a fixed rate bond bearing interest at 6.26% and matures in 2028 and a variable rate bond bearing interest at the applicable base plus 3.9% and matures in 2045.
In September 2020, the company completed a refinancing of $296 million associated with a solar portfolio in the United States. The debt bears interest at a fixed rate of 3.38% of the applicable base rate and matures in 2043.
In November 2020, Brookfield Renewable completed a financing of $560 million associated with a lease buyout in the United States. The debt bears interest at a fixed rate of 4% and matures in 2029.
In November 2020, Brookfield Renewable completed a financing of $189 million associated with a solar portfolio in the United States. The loan bears a variable interest at the applicable rate plus 1.60% and matures in 2027.
In December 2020, Brookfield Renewable completed an up-financing in Brazil of R$120 million ($23 million) associated with a mixed technology portfolio in Brazil. The loan bears variable interest at the applicable rate plus 3.60% and mature in 2023.
In December 2020, Brookfield Renewable completed a financing of $43.5 million associated with a repowering project in the United States. The loan bears variable interest at the applicable rate plus 1.4% and matures in 2023.
In December 2020, Brookfield Renewable completed a refinancing of R$330 million ($65 million) associated with a hydroelectric facility in Brazil. The loan bears variable interest at the applicable rate plus 2.9% and mature in 2027.
In December 2020, Brookfield Renewable completed an up-financing of €110 million ($130 million) associated with a Solar portfolio in Spain. The loan bears a fixed rate interest of 2.1% and matures in 2040.
Supplemental Information
The following table outlines changes in the company's borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities	Non-cash
			Acquisition	Other(1)(2)	December 31
2020
Non-recourse borrowings	$11,958	37	475	352	$12,822
2019
Non-recourse borrowings	$11,372	610	—	(24)	$11,958
(1)Includes foreign exchange and amortization of unamortized premium and financing fees.
(2)Includes a $247 million adjustment related to the buyout of the lease on a 192 MW hydroelectric facility in Louisiana.